INVESTMENT IN UNCONSOLIDATED SUBSIDIARY	12 Months Ended
Dec. 31, 2017
INVESTMENT IN UNCONSOLIDATED SUBSIDIARY [Abstract]
INVESTMENT IN UNCONSOLIDATED SUBSIDIARY
8.	INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

The Company has a 57.4% limited partnership interest in Fly-Z/C LP. Summit Aviation Partners LLC (“Summit”) has a 10.2% interest in the joint venture. A subsidiary of BBAM Limited Partnership (“BBAM LP”) is the general partner of the joint venture. The joint venture owns two aircraft. For each of the years ended December 31, 2017 and 2016, the Company recognized $0.5 million in equity earnings from its investment in Fly-Z/C LP. For the year ended December 31, 2015, the Company recognized $1.2 million in equity earnings from its investment in Fly-Z/C LP. During the year ended December 31, 2015, the Company contributed $2.0 million into Fly-Z/C LP. During the years ended December 31, 2017, 2016 and 2015, respectively, the Company received no distributions.